Net investment in sublease	3 Months Ended
Mar. 31, 2020
Net investment in sublease
Net investment in sublease

6.Net investment in sublease

The Company entered into an agreement to sublease the office space in Los Angeles, United States with effect from February 1, 2020. The Company has classified the sublease as a finance lease as the term of the sublease is for the major part of the economic life of the right-of-use asset arising from the head lease. At the commencement date of the sublease, the Company derecognized the right-of-use asset relating to the head lease that it transferred to the sub-lessee and recognized the net investment in the sub-lease. The term of the sublease expires on August 21, 2021.

As at March 31, 2020, the contractual undiscounted cash flows related to sublease were as follows:

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
	receivable	income	receivable
Less than one year	$169,505	$15,366	$154,139
Between one and five years	70,627	1,732	68,895
Net investment in sublease	$240,132	$17,098	$223,034